Financial obligations - Lease liabilities related to right in use (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 USD ($)
Disclosure of Financial obligations [Line Items]
Lease liabilities	$ 7,839	$ 7,503
Current portion	3,609	3,692
Non-current portion	$ 4,230	3,811
Lease term	10 years
Number of renewal options | item	2
Lease renewal term	5 years
Future minimum rentals payable	$ 3,697	5,167
Less than 1 year
Disclosure of Financial obligations [Line Items]
Future minimum rentals payable	1,470	1,470
Later than one year and not later than five years [member]
Disclosure of Financial obligations [Line Items]
Future minimum rentals payable	2,227	3,697
Buildings and other constructions
Disclosure of Financial obligations [Line Items]
Lease liabilities	3,971	5,296
Transportation units
Disclosure of Financial obligations [Line Items]
Lease liabilities	3,186	1,429
Machinery and equipment
Disclosure of Financial obligations [Line Items]
Lease liabilities	$ 682	$ 778